Financing receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financing receivables
Significant purchases of corporate loans	¥ 79,811	¥ 92,760
Significant sales of corporate loans	¥ 15,187
Nonaccrual status loan		¥ 6,022